J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Index Fund

(All Shares Classes)

(A series of JPMorgan Trust II)

Supplement dated February 28, 2014

to the Prospectuses, Summary Prospectuses

and Statement of Additional Information

dated February 28, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a February 2014 meeting, the Board of Trustees (“Board”) of JPMorgan Trust II (the “Trust”) approved a proposal regarding a change to the investment objective (the “Proposal”) of the JPMorgan International Equity Index Fund (the “Fund”), as well as certain related changes. The Proposal will require shareholder approval before it, and the related changes, are implemented.

Summary of Changes Effective June 30, 2014, or such later date as the Proposal (as defined below) is approved by shareholders.

At a February 2014 meeting, the Board approved proposed changes to the Fund’s investment objective, name, benchmark, and main investment strategies, including its 80% Policy, as described below.

The investment objective is a fundamental policy that may only be changed with shareholder approval. Shareholders as of the record date will be asked, at a special meeting of shareholders to take place on or about June 10, 2014, to approve the Proposal to change the Fund’s fundamental investment objective. If you own shares of the Fund as of the record date for the special meeting of shareholders, you will receive (i) a proxy statement describing in detail the Proposal, and summarizing the Board’s considerations in recommending that shareholders approve the Proposal and (ii) a proxy card and instructions on how to submit your vote.

If the Proposal is approved for the Fund by its shareholders, the changes shown below, including the changes to the Fund’s investment objective, will take effect on June 30, 2014 or such later date as the Proposal is approved by shareholders (the “Effective Date”). If the Proposal is not approved for the Fund, none of these changes will take effect.

Change in Fund Name and Investment Objective

The Fund’s name would change to the “JPMorgan International Research Enhanced Equity Fund” and the Fund’s fundamental investment objective would become “The Fund seeks to provide long-term capital appreciation.”

These changes would allow the Fund to modify its investment strategies, as described below, which is intended to provide the Fund with increased flexibility to take advantage of additional investment opportunities.

Changes to Non-Fundamental Investment Policy

The following non-fundamental investment policy (the “80% Policy”) would be deleted from the first paragraph under the section “What are the Fund’s main investment strategies?”:

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in common stocks (including American Depositary Receipts), preferred stocks, convertible securities (provided they are traded on an exchange or over-the-counter), warrants, receipts and other equity securities that comprise the index or indices identified by the Fund.

and replaced by the following new non-fundamental policy:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs). The Fund’s 80% Policy may be changed by approval of the Fund’s Board of Trustees without shareholder approval. However, the Fund must provide shareholders at least 60 days’ prior notice to a change in such a policy.

Change in Primary Benchmark

The Fund’s primary benchmark would become the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index[1] (net of foreign withholding taxes) (the “New Index”). The Fund’s current primary benchmark is MSCI EAFE Gross Domestic Product (“GDP”) Index.

Investment Strategy Changes

The section “What are the Fund’s main investment strategies?” would be deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, depositary receipts, privately placed securities and real estate investment trusts (REITs).

The Fund seeks to outperform the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (net of foreign withholding taxes) (the Index) over time while maintaining similar risk characteristics, including sector and geographic risks. In implementing its strategy, the Fund primarily invests in securities included within the universe of the Index. In addition, the Fund may also invest in securities not included within the Index.

Within each sector, the Fund may modestly overweight equity securities that it considers undervalued while modestly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of volatility.

The Fund may use exchange-traded futures to gain exposure to particular foreign securities or markets and for the efficient management of cash flows. The Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive.

The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country.

[1]	MSCI EAFE Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE